Recent Developments - Additional Information (Detail) - USD ($)				3 Months Ended
	Apr. 23, 2018	Apr. 18, 2018	Jan. 17, 2018	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Recent Developments [Line Items]
Common stock, par value
Subsequent Event
Recent Developments [Line Items]
Cash dividend declared date		Apr. 18, 2018	Jan. 17, 2018
Cash dividends declared per share		$ 0.09
Cash dividend payable date		May 15, 2018	Feb. 15, 2018
Cash dividend declared, record date		Apr. 30, 2018	Jan. 31, 2018
Subsequent Event | Merger Agreement | First American International Corporation
Recent Developments [Line Items]
Repurchase of outstanding preferred stock				$ 17,000,000
Amount committed to lend FAIC for repurchase of outstanding preferred stock				$ 17,000,000
Committed to lend FAIC for repurchase of outstanding preferred stock, maximum period				1 month
Subsequent Event | Convertible Common Stock | Merger Agreement
Recent Developments [Line Items]
Common stock shares issued	1.3472
Common stock, par value
Common stock purchase price, per share	$ 15.30
Exercise price of common stock options excluded from share price	$ 51.00